General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2021
General and Administrative Expenses
Schedule of general and administrative expenses

	For the three months ended		For the six months ended
	June 30, 2020	June 30, 2021	June 30, 2020	June 30, 2021
Employee costs	6,275	4,417	11,709	9,199
Share-based compensation	1,613	2,461	2,866	3,099
Other expenses	3,266	6,620	6,200	12,942
Total	11,154	13,498	20,775	25,240